Foreign currency transactions (Tables)	12 Months Ended
Dec. 31, 2025
Foreign exchange rates [abstract]
Summary of Transactions Denominated in Foreign Currency
a.
Transactions denominated in foreign currency for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023	2024	2025
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	283,180	291,069	287,352
Revenues for recovery expenses	1,441	1,484	1,739
Technical assistance fees	7,054	7,290	7,501
Investments, operating expenses and interest (1)	168,687	170,520	175,142

(1)
For the years ending December 31, 2023, 2024, and 2025, the amounts of USD$8.8 million, USD$15.0 million, and USD$10.6 million, respectively, correspond to interest.

Summary of Exchange Rate in Effect
b.
The exchange rates in effect on the dates of the consolidated financial statements and its issuance date were as follows:

	December 31,						February 27,
	2023		2024		2025		2026
Mexican pesos per one U.S. dollar (Note 3.o)	Ps.	16.8935	Ps.	20.2683	Ps.	17.9667	Ps.	17.1700